S000008883 [Member] Annual Fund Operating Expenses - iShares Global Utilities ETF - iShares Global Utilities ETF	Mar. 31, 2026	[1],[2]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.37%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	Professional fees for foreign withholding tax claims that occurred during the most recent fiscal year have been restated to reflect expected fees in the current year.